As filed with the Securities and Exchange Commission on January 14, 1997
                                                Registration No. 33-97598
                                                                 811-9102


                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549



                                 FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   (x)
                  Post-Effective Amendment No. 6                    (x)
                                    and
                     REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940                (x)
                               Amendment No. 9                      (x)
                      (Check appropriate box or boxes)

                           WEBS INDEX FUND, INC.
            (Exact name of registrant as specified in charter)

                  c/o PFPC Inc.                       19809
             400 Bellevue Parkway                  (Zip Code)
             Wilmington, Delaware
  (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (302) 791-3239

                                 Nathan Most
                                 President
                             WEBS Index Fund, Inc.
                                c/o PFPC Inc.
                           400 Bellevue Parkway
                          Wilmington, Delaware 19809
                  (Name and Address of Agent for Service)

                                  Copies to:

                            Donald R. Crawshaw, Esq.
                               Sullivan & Cromwell
                                125 Broad Street
                            New York, New York 10004

It is proposed that this filing will become effective (check appropriate box)

___  immediately upon filing pursuant to paragraph (b)
_x_  on January 15, 1997 pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on (date) pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph (a)(2)
___  on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



The registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice and Opinion for the Registrant's fiscal year ended August 31, 1996 was filed on October 25, 1996.



                     CROSS REFERENCE SHEET
                   (as required by Rule 495)

N-1A Item No.                                 Location
PART A
Item 1. Cover Page............................Cover Page
Item 2. Synopsis..............................Summary Expenses
Item 3. Condensed Financial Information.......Financial Highlights
Item 4. General Description of Registrant.....Cover Page; WEBS Index Fund,
                                              Inc. and its Investment
                                              Objective; Investment
                                              Policies; General Information
Item 5. Management of the Fund................Summary Expenses; Management
                                              of the Fund
Item 6. Management's Discussion of Fund
                          Performance.........Not Applicable
Item 7. Purchase of Securities Being Offered..Management of the Fund;
                                              Exchange Listing and Trading
                                              of WEBS; Purchase and Issuance
                                              of WEBS in Creation Units
Item 8. Redemption or Repurchase..............Redemption of WEBS in Creation
                                              Units
Item 9. Pending Legal Proceedings.............Not Applicable
PART B
Item 10.Cover Page............................Cover Page
Item 11.Table of Contents.....................Table of Contents
Item 12.General Information and History.......General Description of the Fund
Item 13.Investment Objectives and Policies....Investment Policies
                                              and Restrictions; Brokerage
                                              Transactions
Item 14.Management of the Fund................Management of the Fund;
                                              Investment Advisory,
                                              Management, Administrative and
                                              Distribution Services
Item 15.Control Persons and Principal
                Holders of Securities.........Management of the Fund;
                                              Investment Advisory,Management,
                                              Administrative and Distribution
                                              Services
Item 16.Investment Advisory and Other
                             Services.........Management of the Fund;
                                              Investment Advisory,
                                              Management, Administrative and
                                              Distribution Services; Counsel
                                              and Independent Auditors
Item 17.Brokerage Allocation..................Brokerage Transactions
Item 18.Capital Stock and Other Securities....Capital Stock and Shareholder
                                              Reports; Taxes
Item 19.Purchase, Redemption and Pricing
             of Securities Being Offered......Purchase and Issuance of WEBS
                                              in Creation Units; Redemption
                                              of WEBS in Creation Units;
                                              Determining Net Asset Value
Item 20.Tax Status............................Dividends and Distributions;
                                              Taxes
Item 21.Underwriters..........................Investment Advisory,
                                              Management, Administrative and
                                              Distribution Services; Purchase
                                              and Issuance of WEBS in
                                              Creation Units
Item 22.Calculations of Performance Data......Not Applicable
Item 23.Financial Statements..................Financial Statements


PART C
Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C of this Registration Statement.

                           EXPLANATORY COMMENT



This Post-Effective Amendment No. 6 to the Registration Statement of WEBS Index Fund, Inc. (the "Fund") incorporates by reference Parts A and B contained in Post-Effective Amendment No. 2 to the Registration Statement of the Fund filed with the Securities and Exchange Commission on December 27, 1996. This PEA No. 6 is intended solely for the purpose of filing with the Securities and Exchange Commission the Administration and Accounting Services Agreement between the Fund and PFPC Inc. and an Addendum to said Agreement as exhibit.

                                    PART C
                               OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements:

          (1) Included in Parts A and/or B of the Registration Statement are the following audited financial statements:

              Report of Independent Accountants - October 14, 1996 Statements of Assets and Liabilities - August 31, 1996 Statements of Operations - for the period from March 12, 1996 (commencement of operations) through August 31, 1996 Statements of Changes in Net Assets - for the period from March 12, 1996 (commencement of operations) through August 31, 1996
              Financial Highlights for each WEBS Index Series for the period from March 12, 1996 (commencement of operations) through August 31, 1996
              Notes to Financial Statements

          (2) All required financial statements are included in Parts A and B hereof. All other financial statements and schedules are inapplicable.

     (b) Exhibits:

        * (1)           --    Articles of Amendment and Restatement of the
                              Fund
        * (1)  (A)      --    Articles of Amendment to the Charter of
                              Foreign Fund, Inc.
        * (2)           --    Amended Bylaws of the Fund
          (3)           --    Not applicable
        * (4)           --    Form of global certificate evidencing shares
                              of the  Common Stock, $.001 par value, of each
                              Index Series of   the Fund
         *(5)           --    Investment Management Agreement between the
                              Fund and   BZW Barclays Global Fund Advisors
         *(6)           --    Distribution Agreement between the Fund and
                              Funds  Distributor, Inc.
         *(6)  (A)      --    Form of Amendment No. 1 to the Distribution
                              Agreement   between the Fund and Funds
                              Distributor, Inc.
         *(6)  (B)      --    Form of Authorized Participant Agreement
         *(6)  (B)(1)         Authorized Participation Agreement for Merrill
                              Lynch
         *(6) (C)       --    Form of Sales and Investor Services Agreement

          (7)           --    Not applicable
         *(8)           --    Custodian Agreement between the Fund and Morgan
                              Stanley Trust Company dated as of March 5, 1996
                              between Morgan Stanley Trust Company and the
                              Fund
         *(8) (A)       --    Form of Amendment No. 1 to the Custodian
                              Agreement between the Fund and Morgan Stanley
                              Trust  Company
         *(8) (B)       --    Lending Agreement dated as of  March 5, 1996
                              between  Morgan Stanley Trust Company and the
                              Fund
          (9)           --    Administration and Accounting Services
                              Agreement   between the Fund and PFPC Inc.
         *(9) (A)       --    Form of Amendment No. 1 to the Administration
                              and  Accounting Services Agreement between the
                              Fund and  PFPC Inc.
         *(9) (B)        --   Transfer Agency Services Agreement between the
                              Fund   and PFPC Inc.
         *(9) (C)        --   Form of Amendment No. 1 to the Transfer Agency
                              Services Agreement between the Fund and PFPC
                              Inc.
         *(9) (D)        --   License Agreement between the Fund and Morgan
                              Stanley   Capital International
         *(9) (E)        --   Form of Amendment No. 1 to the License
                              Agreement  between the Fund and Morgan Stanley
                              Capital  International
          (9) (F)        --   Addendum dated January 14, 1997 to the
                              Administration and Accounting Services
                              Agreement between the Fund and PFPC Inc.
       * (10)            --   Opinion and consent of Sullivan & Cromwell
       * (11)            --   Opinion and consent of Ernst & Young, LLP
        *(12)            --   Statement of Assets and Liabilities for the
                              one-month   period ended September 30, 1996
                              (unaudited)
        *(13)            --   Subscription Agreement(s) between the Fund and
                              Funds Distributor, Inc. with respect to the
                              Fund's initial   capitalization
       * (13)(A)         --   Letter of Representations among the Depository
                              Trust Company, the Fund and Morgan Stanley
                              Trust Company
         (14)            --   Not applicable
       * (15)            --   Form of 12b-1 Plan
         (16)            --   Not applicable
         (17)            --   Financial Data Schedules are incorporated by
                              reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement, as filed on October 30, 1996 with the Securities and Exchange Commission.

-------------
 *  Previously filed.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Not applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

     As of December 27, 1996, The Depository Trust Company was the record holder of each of the initial seventeen WEBS Index Series of the Fund.

ITEM 27.  INDEMNIFICATION

     It is the Fund's policy to indemnify officers, directors, employees and other agents to the maximum extent permitted by Section 2-418 of the Maryland General Corporation Law, Article EIGHTH of the Fund's Articles of Amendment and Restatement, and Article VI of the Fund's Bylaws (each set forth below).

Section 2-418 of the Maryland General Corporation Law reads as follows:

     "2-418 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND AGENTS.

     (a) In this section the following words have the meaning indicated.

     (1) "Director" means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

     (2) "Corporation" includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

     (3) "Expenses" include attorney's fees.

     (4) "Official capacity" means the following:

         (i) When used with respect to a director, the office of director in the corporation; and

        (ii) When used with respect to a person other than a director as contemplated in subsection (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

       (iii) "Official capacity" does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

     (5) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

     (6) "Proceeding" means any threatened, pending or completed action,suit or proceeding, whether civil, criminal, administrative, or investigative.

     (b) (1) A Corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

         (i) the act or omission of the director was material to the matter giving rise to the proceeding; and

          1.  Was committed in bad faith; or

          2.  Was the result of active and deliberate dishonesty; or

         (ii) The director actually received an improper personal benefit in money, property, or services; or

        (iii) In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

      (2) (i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

         (ii) However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

     (3) (i) The termination of any proceeding by judgment, order, or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

        (ii) The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

     (c) A director may not be  indemnified under subsection (B) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

     (d) Unless limited by the charter:

     (1) A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (B) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

     (2) A court of appropriate jurisdiction upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

         (i) If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

        (ii) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c)of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

     (3) A court of appropriate jurisdiction may be the same court in which the proceeding involving the director's liability took place.

     (e)(1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

     (2) Such determination shall be made:

       (i) By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

      (ii) By special legal counsel selected by the board of directors or a committee of the board by vote as set forth in subparagraph (I) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which director (sic) who are parties may participate; or

     (iii) By the shareholders.

     (3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the
determination that indemnification   is   permissible.   However, if the
determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

     (4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

     (f) (1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding upon receipt by the corporation of:

        (i) A written affirmation by the director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

       (ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

     (2) The undertaking required by subparagraph (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

     (3) Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

     (g) The indemnification and advancement of expenses provided or
authorized by   this  section  may  not  be  deemed  exclusive  of  any
other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of shareholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

     (h) This section does not limit the corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

     (i) For purposes of this section:

          (1) The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan;

          (2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

          (3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

     (j)  Unless limited by the charter:

         (1) An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

          (2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

          (3) A corporation, in addition, may indemnify and advance
      expenses to an   officer, employee, or agent  who is not a  director
      to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

     (k) (1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

          (2) A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

          (3) The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

          (l) Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the shareholders with the notice of the next stockholders' meeting or prior to the meeting."

Article EIGHTH of the Fund's Articles of Amendment and Restatement provides:

"The Corporation shall indemnify to the fullest extent permitted by law (including the Investment Company Act of 1940) any person made or threatened to be made a party to any action, suit or proceeding, whether criminal, civil, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. To the fullest extent permitted by law (including the Investment Company Act of 1940), expenses incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation. The rights provided to any person by Article EIGHTH shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as a director, officer or employee as provided above. No amendment of Article EIGHTH shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment. For purposes of Article EIGHTH, the term "Corporation" shall include any predecessor of the Corporation any constituent corporation (including any constituent of a constituent) absorbed by the Corporation in a consolidation or merger; the term "other enterprise" shall include any corporation, partnership, joint venture, trust or employee benefit plan; service "at the request of the Corporation" shall include service as a director, officer or employee of the Corporation which imposes duties on, or involves services by, such director, officer or employee with respect to an employee benefit plan, its participants or beneficiaries; any excise taxes assessed on a person with respect to an employee benefit plan shall be deemed to be indemnifiable expenses; and action by a person with respect to any employee benefit plan which such person reasonably believes to be in the interest of the participants and beneficiaries of such plan shall be deemed to be action not opposed to the best interests of the Corporation.

    Nothing in Article SEVENTH or in this Article EIGHTH protects or purports to protect any director or officer against any liability to the Corporation or its security holders to which he or she would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office."

Article SIXTH of the Fund's Amended Bylaws provides:

"Subject to the provisions of the Investment Company Act of 1940, the Corporation, directly, through third parties of through affiliates of the Corporation, may purchase, or provide through a trust fund, letter of credit or surety bond insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or who, while a Director, officer, employee or agent of the Corporation, is or was serving at the request of the Corporation as a Director, officer, employee or agent of the Corporation, is or was serving at the request of the Corporation as a Director, officer, employee, partner, trustee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise against any liability asserted against and incurred by such person in any such capacity or arising out of such person's positions, whether or not the Corporation would have the power to indemnify such person against such liability."

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER. See "Management of the Fund" in the Statement of Additional Information. Information as to the directors and officers of the Adviser is included in its form ADV filed with the Commission and is incorporated herein by reference thereto.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Funds Distributor Inc. is the Fund's principal underwriter. Funds Distributor Inc. also acts as a principal underwriter, depositor, or investment adviser for the following other investment companies:

Burridge Funds
The JPM Advisor Fund
Fremont Mutual Funds, Inc.
HT Insight Funds, Inc., d/b/a Harris Insight Funds
The Munder Funds Trust
The Munder Funds, Inc.
The Panagora Institutional Funds
BJB Investment Funds
The Skyline Funds
Waterhouse Investors Cash Management Fund, Inc.
Harris Insight Funds Trust
The JPM Institutional Funds
The JPM Pierpont Funds
LKCM Fund
RCM Capital Funds, Inc.
RCM Equity Funds, Inc.
St. Clair Money Market Fund

     (b) The information required by this Item 29(b) with respect to each director, officer or partner of Funds Distributor is incorporated by reference to Schedule A of Form BD Filed by Funds Distributor with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-20518).

     (C)    Not applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

ITEM 31.   MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

     The Fund hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of any Director when requested in writing to do so by the holders of at least 10% of the Fund's outstanding shares of common stock and, in connection with such meeting,
to comply  with  the provisions   of  Section  16(c)   of  the  1940   Act
relating  to  shareholder communications.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") Act may be permitted to directors, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                            SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 14th day of January, 1997.

                                             WEBS INDEX FUND, INC.

                                   By:   /s/Nathan Most
                                        Nathan Most
                                        President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities indicated, on the 14th day of January, 1997.

SIGNATURE                             TITLE

/s/Nathan Most
Nathan Most                          President and Director


/s/John B. Carroll
John B. Carroll                      Director


/s/Timothy A. Hultquist
Timothy A. Hultquist                 Director


/s/Lloyd N. Morrisett
Lloyd N. Morrisett                   Director


/s/W. Allen Reed
W. Allen Reed                        Director


/s/Stephen M. Wynne
Stephen M. Wynne                     Treasurer (principal financial
                                          and accounting officer)

                             EXHIBIT INDEX


(9) Administration and Accounting Services Agreement between the Fund and PFPC Inc.

(9)(F) Addendum dated January 14, 1997 to the Administration and Accounting Services Agreement between the Fund and PFPC Inc.

                                                            Exhibit (9)

               ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

     THIS AGREEMENT is made as of March 11, 1996 by and between FOREIGN FUND, INC., a Maryland corporation (the "Fund"), and PFPC INC., a
Delaware corporation ("PFPC"), which is an indirect wholly owned subsidiary of PNC Bank Corp.
                           W I T N E S S E T H :
     WHEREAS, the Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and
     WHEREAS, the Fund issues its shares in Index Series; and WHEREAS, the Fund wishes to retain PFPC to provide administration and accounting services to its index series listed on Exhibit A attached hereto and made a part hereof, as such Exhibit A may be amended from time to time (each, an "Index Series"), and PFPC wishes to furnish such services.
     NOW, THEREFORE, in consideration of the premises and the mutual covenants herein contained, and intending to be legally bound hereby the parties hereto agree as follows:

     1.   Definitions.  As Used in this Agreement:
          (a)  "1933 Act" means the Securities Act of 1933, as amended.
          (b) "1934 Act" means the Securities Exchange Act of 1934, as amended.
          (c) "Authorized Person" means any officer of the Fund and any other person duly authorized by the Fund's Board of Directors to give
Oral Instructions and Written Instructions on behalf of the Fund and listed on the Authorized Persons Appendix attached hereto and made a part hereof or any amendment thereto as may be received by PFPC. An Authorized Person's scope of authority may be limited by the Fund by setting forth such limitation in the Authorized Persons Appendix.
          (d)  "CEA" means the Commodity Exchange Act, as amended.
          (e) "Oral Instructions" mean oral instructions received by PFPC from an Authorized Person or from a person reasonably believed by PFPC to be an Authorized Person.
          (f)  "SEC"  means the Securities and Exchange Commission.
          (g) "Securities Laws" means the 1933 Act, the 1934 Act, the 1940 Act and the CEA.
          (h) "Shares" mean the shares of beneficial interest of any series or class of the Fund.
          (i) "Written Instructions" mean written instructions signed by an Authorized Person and received by PFPC. The instructions may be delivered by hand, mail, tested telegram, cable, telex or facsimile sending device.

      2. Appointment. The Fund hereby appoints PFPC to provide administration and accounting services to the Fund and to each Index Series of the Fund in accordance with the terms set forth in this Agreement.
PFPC accepts such appointment and agrees to furnish such services.

      3. Delivery of Documents. The Fund has provided or, where applicable, will provide PFPC with the following:
          (a) certified or authenticated copies of the resolutions of the Fund's Board of Directors, approving the appointment of PFPC or its affiliates to provide services to the Fund and to each Index Series of the Fund and approving this Agreement;

          (b) a copy of Fund's most recent effective registration statement;

          (c)  a copy of the Fund's advisory agreement;

          (d) a copy of the distribution agreement with respect to each class of Shares representing an interest in the Fund;

          (e) a copy of any shareholder servicing agreement made in respect of one or more Index Series of the Fund; and
          (f) copies (certified or authenticated, where applicable) of any and all amendments or supplements to the foregoing.

     4.   Compliance with Rules and Regulations.
     PFPC undertakes to comply with all applicable requirements of the Securities Laws, and any laws, rules and regulations of governmental authorities having jurisdiction with respect to the duties to be performed by PFPC hereunder. Except as specifically set forth herein, PFPC assumes no responsibility for such compliance by the Fund.

     5.   Instructions.
          (a) Unless otherwise provided in this Agreement, PFPC shall act only upon Oral Instructions and Written Instructions.
          (b) PFPC shall be entitled to rely upon any Oral Instructions and Written Instructions it receives from an Authorized Person (or from a person reasonably believed by PFPC to be an Authorized Person) pursuant to this Agreement. PFPC may assume that any Oral Instruction or Written Instruction received hereunder is not in any way inconsistent with the provisions of organizational documents or this Agreement or of any vote, resolution or proceeding of the Fund's Board of Directors or of the Fund's shareholders, unless and until PFPC receives Written Instructions to the contrary.
          (c) The Fund agrees to forward to PFPC Written Instructions confirming Oral Instructions (except where such Oral Instructions are given by PFPC or its affiliates) so that PFPC receives the Written Instructions within a reasonable period of time. The fact that such confirming
Written Instructions are not received by PFPC shall in no way invalidate the transactions or enforceability of the transactions authorized by the Oral Instructions. Where Oral Instructions or Written Instructions reasonably appear to have been received from an Authorized Person, PFPC shall incur no liability to the Fund in acting upon such Oral Instructions or Written Instructions provided that PFPC's actions comply with such Oral Instructions or Written Instructions and the other provisions of this Agreement.

     6.   Right to Receive Advice.
          (a) Advice of the Fund. If PFPC is in doubt as to any action it should or should not take, PFPC may request directions or advice, including Oral Instructions or Written Instructions, from the Fund.
          (b) Advice of Counsel. If PFPC shall be in doubt as to any question of law pertaining to any action it should or should not take, PFPC may request advice at its own cost from such counsel of its own choosing (who may be counsel for the Fund, the Fund's investment adviser or PFPC, at the option of PFPC).
          (c) Conflicting Advice. In the event of a conflict between directions, advice, Oral Instructions or Written Instructions PFPC receives from the Fund and the advice PFPC receives from counsel, PFPC may rely upon and follow the advice of counsel. In the event PFPC so relies on the advice of counsel, PFPC remains liable for any action or omission on the part of PFPC which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard by PFPC of any duties, obligations or responsibilities set forth in this Agreement.
          (d) Protection of PFPC. PFPC shall be protected in any action it takes or does not take in reliance upon directions, advice, Oral Instructions or Written Instructions it receives from the Fund or from counsel and which PFPC believes, in good faith, to be consistent with those directions, advice, Oral Instructions or Written Instructions subject to the limitations set forth in paragraph 6(c). Nothing in this section shall be construed so as to impose an obligation upon PFPC (i) to seek such directions, advice, Oral Instructions or Written Instructions, or (ii) to act in accordance with such directions, advice, Oral Instructions or Written Instructions unless, under the terms of other provisions of this Agreement, the same is a condition of PFPC's properly taking or not taking such action. Nothing in this subsection shall excuse PFPC when an action or omission on the part of PFPC constitutes willful misfeasance, bad faith, gross negligence or reckless disregard by PFPC of any duties, obligations or responsibilities set forth in this Agreement.

     7.   Records; Visits.
         (a) The books and records pertaining to the Fund which are in the possession or under the control of PFPC shall be the property of the Fund. Such books and records shall be prepared and maintained as required by the 1940 Act and other applicable securities laws, rules and regulations. The Fund and Authorized Persons shall have access to such books and records at all times during PFPC's normal business hours. Upon the reasonable request of the Fund, copies of any such books and records shall be provided by PFPC to the Fund or to an Authorized Person, at the Fund's expense.
         (b)  PFPC shall keep the following records:
              (i) all books and records with respect to the Fund's books of account;
              (ii) records of the Fund's securities transactions;
              (iii)all other books and records as PFPC is required to
                   maintain pursuant to Rule 31a-1 of the 1940 Act in connection with the services provided hereunder.

     8. Confidentiality. PFPC agrees to keep confidential all records of the Fund and information relating to the Fund and its shareholders, unless the release of such records or information is otherwise consented to, in writing, by the Fund. The Fund agrees that such consent shall not be unreasonably withheld and may not be withheld where PFPC may be exposed to civil or criminal contempt proceedings or when required to divulge such information or records to duly constituted authorities.

     9. Liaison with Accountants. PFPC shall act as liaison with the Fund's independent public accountants and shall provide account analyses, fiscal year summaries, and other audit-related schedules with respect to the Fund. PFPC shall take all reasonable action in the performance of its duties under this Agreement to assure that the necessary information is made available to such accountants for the expression of their opinion, as required by the Fund.

     10. Disaster Recovery. PFPC shall enter into and shall maintain in effect with appropriate parties one or more agreements making reasonable provisions for emergency use of electronic data processing equipment to the extent appropriate equipment is available. In the event of equipment failures, PFPC shall, at no additional expense to the Fund, take reasonable steps to minimize service interruptions. PFPC shall have no liability with respect to the loss of data or service interruptions caused by equipment failure, provided such loss or interruption is not caused by PFPC's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or obligations under this Agreement.

     11. Compensation. As compensation for services rendered by PFPC during the term of this Agreement, the Fund will pay to PFPC a fee or fees as may be agreed to in writing by the Fund and PFPC.

     12. Indemnification. The Fund agrees to indemnify and hold harmless PFPC and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the Securities Laws and any state or foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) attorneys' fees and disbursements arising directly or indirectly from any action or omission to act which PFPC takes (i) at the request or on the direction of or in reliance on the advice of the Fund or (ii) upon Oral Instructions or Written Instructions. Neither PFPC, nor any of its affiliates', shall be indemnified against any liability (or any expenses incident to such liability) arising out of PFPC's or its affiliates' own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under this Agreement. Any amounts payable by the Fund hereunder shall be satisfied only against the relevant Index Series' assets and not against the assets of any other Index Series of the Fund.

     13.   Responsibility of PFPC.
          (a) PFPC shall be under no duty to take any action on behalf of the Fund except as specifically set forth herein or as may be specifically agreed to by PFPC in writing. PFPC shall be obligated to exercise care and diligence in the performance of its duties hereunder, to act in good faith and to use its best efforts, within reasonable limits, in performing services provided for under this Agreement. PFPC shall be liable for any damages arising out of PFPC's failure to perform its duties under this Agreement to the extent such damages arise out of PFPC's willful misfeasance, bad faith, gross negligence or reckless disregard of such duties.
          (b) Without limiting the generality of the foregoing or of any other provision of this Agreement, (i) PFPC shall not be liable for losses beyond its control, promvided that PFPC has acted in accordance with the standard of care set forth above; and (ii) PFPC shall not be liable for (A) the validity or invalidity or authority or lack thereof of any Oral Instruction or Written Instruction, notice or other instrument which conforms to the applicable requirements of this Agreement, and which PFPC reasonably believes to be genuine; or (B) subject to Section 10, delays or errors or loss of data occurring by reason of circumstances beyond PFPC's control, including acts of civil or military authority, national emergencies, labor difficulties, fire, flood, catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

          (c) Notwithstanding anything in this Agreement to the contrary, neither PFPC nor its affiliates shall be liable to the Fund for any consequential, special or indirect losses or damages which the Fund may incur or suffer by or as a consequence of PFPC's or any affiliates' performance of the services provided hereunder, whether or not the likelihood of such losses or damages was known by PFPC or its affiliates.

     14.  Description of Accounting Services on a Continuous Basis.
     PFPC will perform the following accounting services with respect to the Fund:
          (i) Journalize investment, capital share and income and expense activities;

         (ii) Verify investment buy/sell trade tickets when received from the investment adviser for the Fund (the "Adviser") and transmit trades to the Fund's custodian (the "Custodian") for proper settlement;

        (iii) Maintain individual ledgers for investment securities;

         (iv) Maintain historical tax lots for each security;

          (v) Reconcile cash and investment balances of the Fund with the Custodian, and provide the Adviser with the beginning cash balance available for investment purposes;
         (vi) Update the cash availability throughout the day as required by the Adviser;

        (vii) Post to and prepare the Statement of Assets and Liabilities and the Statement of Operations;

       (viii) Calculate various contractual expenses
              (e.g., advisory and custody fees);

         (ix) Monitor the expense accruals and notify an officer of the Fund of any proposed adjustments;

          (x) Control all disbursements and authorize such disbursements upon Written Instructions;

         (xi) Calculate capital gains and losses;

        (xii) Determine net income;

       (xiii) Obtain security market quotes from independent pricing services approved by the Adviser, or if such quotes are unavailable, then obtain such prices from the Adviser, and in either case calculate the market value of the Fund's investments;

        (xiv) Transmit or mail a copy of the daily valuation to the Adviser;

         (xv) Compute net asset value;

        (xvi) As appropriate, compute yields, total return, expense ratios, portfolio turnover rate, and, if required, portfolio average dollar-weighted maturity; and

       (xvii) Prepare a monthly financial statement, which will include the following items:

              Schedule of Investments
              Statement of Assets and Liabilities
              Statement of Operations
              Statement of Changes in Net Assets
              Cash Statement
              Schedule of Capital Gains and Losses.

     15. Description of Administration Services on a Continuous Basis. PFPC will perform the following administration services with respect to the Fund:
          (i) Prepare quarterly broker security transactions summaries;

         (ii) Prepare monthly security transaction listings;

        (iii) Supply various normal and customary Fund statistical data as requested on an ongoing basis;

         (iv) Prepare for execution and file the Fund's Federal income, Federal excise and state tax returns;

          (v) Prepare and file with the SEC the Fund's Semi-Annual Reports on Form N-SAR and the Fund's Rule 24f-2 Notices;

         (vi) Assist in the preparation and coordinate the production and filing of the Fund's annual, semi-annual, and quarterly shareholder reports;

        (vii) Assist in the preparation of registration statements and other filings relating to the registration of Shares;

       (viii) Monitor the Fund's status as a regulated investment company under Sub-Chapter M of the Internal Revenue Code of 1986, as amended;

         (ix) Coordinate contractual relationships and communications between the Fund and its contractual service providers;

          (x) Monitor the Fund's compliance with the amounts and conditions of each state qualification; and

         (xi) Prepare minutes of meetings of Board of Directors and shareholders.

     16. Description of Additional Regulatory Compliance and Administration Services.

     PFPC will perform the following services with respect to the Fund.

           (i) Assist the investment adviser in monitoring the Fund's compliance with certain investment restrictions, limited to after-transactions testing regarding the following procedures:

               - Industry Diversification
               - Issuer Diversification;

          (ii) Assist in developing a response to the Securities and Exchange Commission staff's routine examinations;

         (iii) Assist in the preparation of Post Effective Amendments to the Fund's Registration Statement on Form N-1A;

          (iv) Monitor various SEC and IRS regulatory developments affecting investment companies;

           (v) Coordinate the preparations for the Fund's Board Meetings, including the preparation of an agenda and the administration report and coordination of reports and related materials from the adviser, distributor, transfer agent and custodian, etc.;

          (vi) Provide the Fund with officers which may be authorized by the Fund to facilitate certain required regulatory filings and the processing of invoices;

         (vii) Monitor the maintenance of directors' and officers' insurance and fidelity bond insurance coverage on behalf of the Fund;

        (viii) Coordinate with independent auditors and printers for the preparation of shareholder reports;

          (ix) Prepare and distribute operational reports to management by the tenth business day after receiving all applicable reports from outside vendors; and

           (x) Maintain a "task list" calendar noting required completion dates.

     17. Duration and Termination. This Agreement shall continue until terminated by the Fund or by PFPC on sixty (60) days' prior written notice to the other party. However, this Agreement shall terminate immediately with respect to any Index Series, the shares of which are no longer trading.

     18.  Notices.  All notices and other communications, including
Written Instructions, shall be in writing or by confirming telegram, cable, telex or facsimile sending device. If notice is sent by confirming telegram, cable, telex or facsimile sending device, it shall be deemed to have been given immediately. If notice is sent by first-class mail, it shall be deemed to have been given three days after it has been mailed.
If notice is sent by messenger, it shall be deemed to have been given on the day it is delivered. Notices shall be addressed (a) if to PFPC, at 400 Bellevue Parkway, Wilmington, Delaware 19809; (b) if to the Fund, at C/O
Mr. Nathan Most, P.O. Box 193, Burlingame, California 94011-0193; or (c) if to neither of the foregoing, at such other address as shall have been provided by like notice to the sender of any such notice or other communication by the other party.

     19. Amendments. This Agreement, or any term thereof, may be changed or waived only by written amendment, signed by the party against whom enforcement of such change or waiver is sought.

     20. Delegation; Assignment. PFPC may not assign its rights and delegate its duties hereunder to any wholly-owned direct or indirect subsidiary of PNC Bank, National Association or PNC Bank Corp., without prior notice to and consent of the Fund, which consent shall not be unreasonably withheld and provided further that (i) the delegate (or assignee) agrees with PFPC and the Fund to comply with all relevant provisions of the 1940 Act; and (ii) PFPC and such delegate (or assignee) promptly provide such information as the Fund may request, and respond to such questions as the Fund may ask, relative to the delegation (or assignment), including (without limitation) the capabilities of the delegate (or assignee).

     21. Counterparts. This Agreement may be executed in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

     22. Further Actions. Each party agrees to perform such further acts and execute such further documents as are necessary to effectuate the purposes hereof.

     23.  Miscellaneous.
          (a) Entire Agreement. This Agreement embodies the entire agreement and understanding between the parties and supersedes all prior agreements and understandings relating to the subject matter hereof, provided that the parties may embody in one or more separate documents their agreement, if any, with respect to delegated duties and Oral Instructions.
           (b) Captions. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.
           (c) Governing Law. This Agreement shall be governed by the laws of the State of New York, without regard to principles of conflicts of law.
            (d) Partial Invalidity. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.
            (e) Successors and Assigns. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and permitted assigns.
            (f) Facsimile Signatures. The facsimile signature of any party to this Agreement shall constitute the valid and binding execution hereof by such party.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the day and year first above written.

                                    PFPC INC.

                                    By: /s/Stephen M. Wynne
                                        Stephen M. Wynne
                                        Executive Vice President


                                    FOREIGN FUND, INC.

                                    By: /s/Nathan Most
                                        Nathan Most
                                        President

                               EXHIBIT A

     THIS EXHIBIT A, dated as of March 11, 1996, is Exhibit A to that certain Administration and Accounting Services Agreement dated as of March 11, 1996 between PFPC Inc. and Foreign Fund, Inc. This Exhibit A shall supersede all previous forms of Exhibit A.

Index Series

Australia Index Series
Austria Index Series
Belgium Index Series
Canada Index Series
France Index Series
Germany Index Series
Hong Kong Index Series
Italy Index Series
Japan Index Series
Malaysia Index Series
Mexico (Free) Index Series
Netherlands Index Series
Singapore (Free) Index Series
Spain Index Series
Sweden Index Series
Switzerland Index Series
United Kingdom Index Series

                       AUTHORIZED PERSONS APPENDIX


NAME (Type)                                      SIGNATURE


Nathan Most                                      /s/Nathan Most
President

Stephen M. Wynne                                 /s/Stephen M. Wynne
Treasurer

JoAnne M. Bennick                                /s/JoAnne M. Bennick
Asst. Treasurer

Stephen C. Beach                                 /s/Stephen C. Beach
Asst. Treasurer

Gary M. Gardner                                  /s/Gary M. Gardner
Asst. Secretary

Lisa M. King                                     /s/Lisa M. King
Asst. Secretary

Nick Doms                                        /s/Nick Doms

Betsy Connolly                                  /s/Betsy Connolly

Mike Crinieri                                    /s/Mike Crinieri

Dale Lampe                                       /s/Dale Lampe

John Pelletier                                   /s/John Pelletier

Kimberley Sankey                                 /s/Kimberley Sankey

Amy Schioldager                                  /s/Amy Schioldager

Matt Shelton                                     /s/Matt Shelton

                                                        Exhibit (9)(F)

                                   ADDENDUM
                                    dated
                               JANUARY 14, 1997
                                    to the
                ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT
                                   between
                            WEBS INDEX FUND, INC.
                                     and
                                   PFPC INC.


As compensation for services rendered by PFPC Inc. ("PFPC") during the term of the Administration and Accounting Services Agreement dated March 11, 1996 between PFPC and WEBS Index Fund, Inc. (formerly, Foreign Fund, Inc.), WEBS Index Fund, Inc. will pay PFPC fees as disclosed in its Prospectus and Statement of Additional Information, as amended from time to time.



PFPC INC.                                 WEBS INDEX FUND, INC.

By:  /s/ Stephen M. Wynne                 By:  /s/ Gary M. Gardner
     Stephen M. Wynne                          Gary M. Gardner
Its: Executive Vice President             Its: Assistant Secretary

                                (LETTERHEAD)

January 14, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE: WEBS Index Fund, Inc.
    Post-Effective Amendment No. 6 to
    Registration Statement on Form N-1A
    (File Numbers 33-97598 and 811-9102)
    -----------------------------------

Gentlemen:

We have reviewed the above referenced Post-Effective Amendment to the Registration Statement of WEBS Index Fund, Inc., and we advise you that we do not believe that such Post-Effective Amendment contains disclosures which would render it ineligible to become effective pursuant to paragraph
(b) of Rule 485 under the Securities Act of 1933. This letter is furnished to the Commission pursuant to paragraph (b)(4) of such Rule.

Very truly yours,

/s/Sullivan & Cromwell
Sullivan & Cromwell

                           (LETTERHEAD)


January 14, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE: WEBS Index Fund, Inc.
    Post-Effective Amendment No. 6 to
    Registration Statement on Form N-1A
    (File Numbers 33-97598 and 811-9102)
    -----------------------------------

Dear Sirs:

On behalf of WEBS Index Fund, Inc. (the "Fund"), transmitted herewith for filing under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 6 to the above-referenced Registration Statement on Form N-1A (the "Registration Statement").

This Post-Effective Amendment No. 6 to the Registration Statement is being filed pursuant to paragraph (b) of Rule 485, with the intention of having it become effective on January 15, 1997. Please note that this Post-Effective Amendment includes the Administration and Accounting Services Agreement between the Fund and PFPC Inc. and an Addendum to said Agreement, pursuant to the discussions of the SEC staff and the Fund's administrator, PFPC Inc.

Please direct any matters relating to this filing to the undersigned at 202-956-7550.

Very truly yours,

/s/Paul J. McElroy
Paul J. McElroy


Securities and Exchange Commission

cc: Kevin C. Rupert
    (Securities and Exchange Commission)

    Gary Gardner
    (PFPC Inc.)